REDEEMABLE CONVERTIBLE PREFERRED SHARES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 22, 2024 shares	Sep. 30, 2021
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Initial conversion ratio		1
Liquidation preference amount per share as a percentage of issuance price (in percent)		100.00%
Liquidation preference amount per share, Simple interest rate (in percent)		8.00%
Total consideration for additional shares issuable upon failure to achieve SOP milestones		¥ 1
Fair value changes recycled to the consolidated and combined statements of comprehensive loss | $	$ (13,547)		$ 8,650	$ 893
Lotus E V | Lotus Technology Inc
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Initial conversion ratio					1
Preferred stock convertible, shares issued upon conversion | shares					68,228,526
WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Interest rate		3.00%				3.00%
Series Pre-A Preferred Shares | WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Period of delay in achieving SOP Milestones, considered for issuance of additional number of preferred shares	6 months	6 months
Series Pre-A Preferred Shares | Pre-A Investor A
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Percentage of the then issued and outstanding shares of the Company immediately prior to issuance, considered for determination of nominal price of additional shares issuable (in percent)		0.50%
Maximum percentage of shares then held by the investor, considered for issuance of additional shares		2.00%
Series Pre-A Preferred Shares | Pre-A Investor A | WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Initial investment amount of the investor considered for interest accrual from a specified date		¥ 150,000